Investment Objectives and Goals	Jun. 30, 2026
U.S. Diversified Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Diversified Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index™ (the “Index”).
The Frontier Economic Fund
Prospectus [Line Items]
Risk/Return [Heading]	The Frontier Economic Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Economic Fund (the “Fund”) seeks to track the performance, before fees and expenses, of The Alaska Last Frontier Index (the “Index”).